DREXEL HAMILTON MUTUAL FUNDS

Drexel Hamilton Centre American Equity Fund
Drexel Hamilton Centre Global Equity Fund

SUPPLEMENT DATED OCTOBER 3, 2012 TO
PROSPECTUS DATED NOVEMBER 16, 2011

Supplement dated October 3, 2012 to the Prospectus dated November 16, 2011 ("Prospectus") for each of Drexel Hamilton Centre American Equity Fund and Drexel Hamilton Centre Global Equity Fund. References to page numbers herein are to page numbers in the printed Prospectus.

The sub-section entitled "Fees and Expenses of the Funds" in the section entitled "SUMMARY OF DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND" is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee (as a percentage of the proceeds of the sale of shares redeemed within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses1	1.44%
Total Annual Fund Operating Expenses	2.19%
Expense Reimbursement2	(1.94)%
Total Annual Fund Operating Expenses2 (after expense reimbursement)	1.25%

1 Estimated for the current fiscal year..

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Fund (including (but not limited to) investment advisory fees, but excluding interest, taxes, litigation, brokerage, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) to 1.25% of the average daily net assets of the Fund.  The expense limitation agreement  may be terminated by the Adviser or the Trust, with respect to the Fund, at any time and without payment of penalty, provided that the terminating party provides 90 days prior written notice of such termination to the other party, and such termination will not be effective before January 31, 2014 (unless otherwise specifically agreed upon). In addition, any termination sought by the Trust must be authorized by resolution of a majority of the Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or by vote of a majority of the outstanding shares of the Fund. The Adviser may recoup any waived amount, including organizational fees, from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed the then existing expense limitation at the time the waiver or reimbursement is made and the reimbursement is made within three fiscal years after the year in which the Adviser incurred the expense.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement may not remain in effect after January 31, 2014. If the expense limitation agreement is not renewed, the Fund's expenses will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$594

The sub-section entitled "Fees and Expenses of the Funds" in the section entitled "SUMMARY OF DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND" is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee (as a percentage of the proceeds of the sale of shares redeemed within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses1	1.68%
Total Annual Fund Operating Expenses	2.68%
Expense Reimbursement2	(1.43)%
Total Annual Fund Operating Expenses2 (after expense reimbursement)	1.25%

1 Estimated for the current fiscal year.

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Fund (including (but not limited to) investment advisory fees, but excluding interest, taxes, litigation, brokerage, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) to 1.25% of the average daily net assets of the Fund.  The expense limitation agreement  may be terminated by the Adviser or the Trust, with respect to the Fund,, at any time and without payment of penalty, provided that the terminating party provides 90 days prior written notice of such termination to the other party, and such termination will not be effective before January 31, 2014 (unless otherwise specifically agreed upon). In addition, any termination sought by the Trust must be authorized by resolution of a majority of the Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or by vote of a majority of the outstanding shares of the Fund. The Adviser may recoup any waived amount, including organizational fees, from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed the then existing expense limitation at the time the waiver or reimbursement is made and the reimbursement is made within three fiscal years after the year in which the Adviser incurred the expense.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement may not remain in effect after January 31, 2014. If the expense limitation agreement is not renewed, the Fund's expenses will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$696

The second paragraph under the sub-section entitled "Purchase and Sale of Fund Shares" in the section entitled "SUMMARY OF DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND" (on page 5) is deleted in its entirety and replaced with the following:

The minimum initial investment amount is $10,000 and the minimum subsequent investment amount is $5,000. Such minimum investment amounts may be waived by the Adviser in its discretion.

The two paragraphs in each of the sub-sections entitled "Limitations on Investments in Other Investment Companies" in the section entitled "SUMMARY OF DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND" (on page 5) and in the section entitled "SUMMARY OF DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND"(on page 9) are deleted in their entirety and replaced with the following:

Except as provided below, the Fund may invest in other investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptions thereto provided by the SEC.  The Fund will not acquire securities of an investment company (or any series thereof) or of a registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act or on Section 12(d)(1)(F) of the 1940 Act.

The second, third and fourth paragraphs under "The Investment Adviser" in the section entitled "MANAGEMENT OF THE FUNDS" (on pages 21-22) are deleted in their entirety and replaced with the following:

The Adviser provides investment advisory and management services to funds and institutional clients as a leading Service Disabled Veteran Owned Small Business (SDVOSB) investment manager. Andrew Bang, Jack Jacobs and D. Wayne Robinson are the principals of the Adviser.

The following footnote is added to the Drexel Hamilton Centre American Equity Fund line in table (on page 23) under "Adviser Compensation" in the section entitled "MANAGEMENT OF THE FUNDS."

* Under the investment advisory agreement, the Fund pays to the Adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund's average daily net assets for the first $1 billion and 0.70% of the Fund's average daily net assets thereafter.

On page 24, the first sentence of the sub-section entitled "Purchasing Shares" in the section entitled "INVESTING IN THE FUNDS" is deleted in its entirety and replaced with the following:

You may purchase shares of the Drexel Hamilton Centre American Equity Fund subject to its minimum initial investment amount of $10,000 and to its subsequent investment amount of $5,000.  You may purchase shares of the Drexel Hamilton Centre Global Equity Fund subject to its minimum investment amount of $1,000,000 and to its subsequent investment amount of $10,000.

The paragraph beginning "Small Accounts" on page 26 in the sub-section entitled "Redeeming Your Shares" in the section entitled "INVESTING IN THE FUNDS" is deleted in its entirety and replaced with the following:

Small Accounts.  Each Fund reserves the right to redeem shares in any shareholder account with a fund share balance of less than $5,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30 days' prior written notice. If the fund share balance is increased by the shareholder to at least $5,000 during the notice period, shares in the account will not be redeemed.

Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

The following paragraph is added on page 28 under the section entitled "OTHER IMPORTANT INVESTMENT INFORMATION."

RULE 12b-1 PLAN

The Drexel Hamilton Centre American Equity Fund has adopted, pursuant to Rule 12b-1 under the 1940 Act, a Rule 12b-1 Plan with respect to its existing shares.  The Plan, which has not been implemented, provides that the Fund may pay up to 0.25% of the Fund's average daily net assets attributable to the applicable class for distribution and shareholder services with respect to the class.

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
FOR FUTURE REFERENCE.